UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Steiner
Title:     Chief Compliance Officer
Phone:     314-446-6700

Signature, Place, and Date of Signing:


/s/ Susan L. Steiner               Clayton, MO              08/13/2010
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               134

Form 13F Information Table Value Total:             $3,203,071

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

02       028-11097                  Claymore Advisors, LLC
03       028-13193          	    IQ Investment Advisors, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2339    50000 SH       Sole                    50000
Abraxas Petroleum Corp	       COM              003830106     6406  2380000 SH	     Defined 02	           2380000
Adobe Systems                  COM              00724F101    32376  1224964 SH       Sole                  1184956             40008
Alliance Bancshares CA         COM              01853V107        0    15000 SH       Sole                    15000
Alliance Holdings GP LP        COM              01861G100     2186    62155 SH       Sole                    62155
Alliance Resource Partners     COM              01877r108     4263    94805 SH       Sole                    94805
                                                              9904   220246 SH       Defined 02 03          220246
AllianceBernstein Holding LP   COM              01881G106      422    16332 SH       Sole                    16332
Amerigas Partners LP           COM              030975106     4078    98600 SH       Defined 03              98600
Apache                         COM              037411105    49613   589293 SH       Sole                   573585             15708
Apple Inc                      COM              037833100   117486   467085 SH       Sole                   454865             12220
Bank of America                COM              060505104    61112  4252755 SH       Sole                  4129723            123032
Berkshire Hathaway Cl. B       COM              084670702      215     2693 SH       Sole                     2693
Boardwalk Pipeline Partners    COM              096627104    15704   522085 SH       Sole                   522085
                                                             31842  1058586 SH       Defined 02 03         1058586
Buckeye Partners L.P.          COM              118230101     2461    41685 SH       Sole                    41685
                                                             11077   187613 SH       Defined 03             187613
Caterpillar                    COM              149123101     1802    30000 SH       Sole                    30000
Chevron Corp                   COM              166764100    49516   729680 SH       Sole                   708122             21558
Chief Consolidated Mining(rest COM              168628105       40   400000 SH       Sole                   400000
Cisco Systems                  COM              17275R102    62189  2918312 SH       Sole                  2824074             94238
Coca Cola                      COM              191216100    82151  1639084 SH       Sole                  1611486             27598
Copano Energy LLC              COM              217202100     8353   303957 SH       Sole                   303957
                                                             24501   891587 SH       Defined 02             891587
DCP Midstream Partners LP      COM              23311p100     6987   218745 SH       Sole                   218745
                                                             24577   769477 SH       Defined 02 03          769477
Dow Chemical                   COM              260543103     1779    75000 SH       Sole                    75000
Duncan Energy Partners LP      COM              265026104     6168   231520 SH       Defined 03             231520
DuPont                         COM              263534109     2636    76206 SH       Sole                    76206
El Paso Pipeline Partners, LP  COM              283702108    14120   492493 SH       Sole                   492493
                                                             27363   954404 SH       Defined 02 03          954404
EMC                            COM              268648102    48111  2629021 SH       Sole                  2552791             76230
Emerson Electric               COM              291011104    38664   884971 SH       Sole                   847951             37020
Enbridge Energy Management LP  COM              29250x103     1946    38156 SH       Sole                    38156
                                                              6748   132322 SH       Defined 03             132322
Enbridge Energy Partners L.P.  COM              29250R106    26706   509462 SH       Sole                   509462
                                                             37408   713621 SH       Defined 02 03          713621
Encore Energy Partners LP      COM              29257A106     1342    78300 SH       Defined 03              78300
Energy Transfer Equity, L.P.   COM              29273V100    24921   738410 SH       Sole                   738410
                                                             30331   898707 SH       Defined 02 03          898707
Energy Transfer Partners LP    COM              29273r109     2394    51600 SH       Sole                    51600
                                                             18245   393210 SH       Defined 02 03          393210
Enterprise GP Holdings LP      COM              293716106      281     5935 SH       Sole                     5935
Enterprise Products Partners L COM              293792107    45666  1291107 SH       Sole                  1291107
                                                             72007  2035809 SH       Defined 02 03         2035809
EV Energy Partner LP           COM              26926V107     4862   155825 SH       Sole                   155825
                                                             13603   436002 SH       Defined 02 03          436002
Express Scripts                COM              302182100    68556  1458028 SH       Sole                  1415053             42975
Exterran Partners LP           COM              30225N105       26     1140 SH       Sole                     1140
                                                              4891   216401 SH       Defined 02 03          216401
Exxon Mobil                    COM              30231G102      789    13826 SH       Sole                    13826
FedEx Corp.                    COM              31428x106    52403   747439 SH       Sole                   726484             20955
FirstEnergy                    COM              337932107     2466    70000 SH       Sole                    70000
General Dynamics               COM              369550108    17946   306449 SH       Sole                   279644             26805
General Electric Co.           COM              369604103    57446  3983777 SH       Sole                  3880512            103265
Genesis Energy LP              COM              371927104    12330   643840 SH       Sole                   643840
                                                             10618   554469 SH       Defined 02 03          554469
Gilead Sciences                COM              375558103    47292  1379582 SH       Sole                  1341309             38273
Global Partners LP             COM              37946r109       90     3985 SH       Sole                     3985
                                                              5260   233870 SH       Defined 02             233870
Goldman Sachs Group            COM              38141g104    37079   282464 SH       Sole                   274155              8309
Google Inc.                    COM              38259P508     2225     5000 SH       Sole                     5000
Hewlett-Packard                COM              428236103    54779  1265687 SH       Sole                  1230611             35076
Holly Energy Partners LP       COM              435763107    14254   325295 SH       Defined 02 03          325295
Inergy Holdings LP             COM              45661Q107    41056  1552800 SH       Defined 02            1552800
Inergy LP                      COM              456615103    24217   612015 SH       Sole                   612015
                                                             16705   422167 SH       Defined 02 03          422167
Intel                          COM              458140100    47971  2466389 SH       Sole                  2399389             67000
International Fuel Technology  COM              45953X208       33    97100 SH       Sole                    97100
Intl Business Machines         COM              459200101    74467   603066 SH       Sole                   585558             17508
IShares S&P SmallCap 600       COM              464287804     3625    66950 SH       Sole                    66950
J.P. Morgan Chase              COM              46625H100     2746    75000 SH       Sole                    75000
Johnson & Johnson              COM              478160104    68787  1164690 SH       Sole                  1128237             36453
Kinder Morgan Energy Partners  COM              494550106    12755   196054 SH       Sole                   196054
Kinder Morgan Management LLC   COM              49455U100    21397   378105 SH       Sole                   378105
                                                             51832   915916 SH       Defined 02 03          915916
Lowe's Companies               COM              548661107    47369  2319734 SH       Sole                  2250019             69715
Magellan Midstream Partners L. COM              559080106    25518   545832 SH       Sole                   545832
                                                             42276   904299 SH       Defined 02 03          904299
Markwest Energy Partners LP    COM              570759100      160     4890 SH       Sole                     4890
                                                              2723    83225 SH       Defined 02              83225
McDonalds Corp                 COM              580135101     3977    60370 SH       Sole                    60370
Merck & Co                     COM              58933Y105     1748    50000 SH       Sole                    50000
Microsoft                      COM              594918104    50007  2173265 SH       Sole                  2113193             60072
MLP & Strategic Equity Fund    COM                             358    22000 SH       Sole                    22000
Natural Resource Partners LP   COM              63900p103     8136   344182 SH       Defined 02 03          344182
NextEra Energy Inc             COM              65339f101    40019   820740 SH       Sole                   793636             27104
Niska Gas Storage Partners LLC COM              654678101     3712   200000 SH       Defined 03             200000
NuStar GP Holdings LLC         COM              67059L102     2390    77700 SH       Defined 03              77700
NuStar LP                      COM              67058H102    10913   190160 SH       Sole                   190160
                                                             22466   391454 SH       Defined 02 03          391454
Oneok Partners LP              COM              68268N103    21851   339885 SH       Sole                   339885
                                                             35728   555728 SH       Defined 02 03          555728
Oracle                         COM              68389X105     8376   390300 SH       Sole                   390300
Penn Virginia GP Holdings LP   COM              70788P105     2551   140000 SH       Defined 02             140000
Pfizer                         COM              717081103    64831  4546371 SH       Sole                  4413027            133344
Philip Morris Intl             COM              718172109     2878    62781 SH       Sole                    62781
Pioneer Southwest Energy Partn COM              72388b106     5707   230585 SH       Sole                   230585
                                                              4716   190559 SH       Defined 02 03          190559
Plains All American Pipeline L COM              726503105    23277   396548 SH       Sole                   396548
                                                             47565   810300 SH       Defined 02 03          810300
Procter & Gamble               COM              742718109    23587   393251 SH       Sole                   393251
Quest Diagnostics              COM              74834l100    43748   879002 SH       Sole                   853497             25505
Quicksilver Gas Services LP    COM              74839G106     2318   119361 SH       Defined 03             119361
Raytheon                       COM              755111507    30414   628515 SH       Sole                   628515
Regency Energy Partners LP     COM              75885y107     7685   318105 SH       Sole                   318105
                                                             17113   708313 SH       Defined 02 03          708313
Southwestern Energy Co.        COM              845467109    52726  1364532 SH       Sole                  1326773             37759
SPDR S&P 500 ETF Trust         COM              78462F103   268105  2597409 SH       Sole                  2597409
SPDR S&P MIDCAP 400 ETF Trust  COM              78467Y107     4022    31140 SH       Sole                    31140
Spectra Energy Partners LP     COM              84756N109       35     1045 SH       Sole                     1045
                                                             11113   327426 SH       Defined 03             327426
StoneMor Partners LP           COM              86183Q100     3335   162680 SH       Defined 02             162680
Suburban Propane Partners L.P. COM              864482104     2856    61006 SH       Defined 03              61006
Sunoco Logistics Partners LP   COM              86764L108    18270   253755 SH       Defined 02 03          253755
Targa Resources Partners LP    COM              87611x105     9405   366815 SH       Defined 02 03          366815
Target                         COM              87612E106     2574    52355 SH       Sole                    52355
TC Pipelines LP                COM              87233Q108    18096   441795 SH       Sole                   441795
                                                             19666   480124 SH       Defined 02 03          480124
Teekay LNG Partners LP         COM              Y8564M105     2698    90663 SH       Defined 03              90663
Teekay Offshore Partners, L.P. COM              y8565J101     2474   112700 SH       Defined 02             112700
Time Warner Inc.               COM              887317303    55148  1907575 SH       Sole                  1850676             56899
TJX Companies                  COM              872540109    63069  1503438 SH       Sole                  1459898             43540
TransMontaigne Partners L.P.   COM              89376V100     1745    57476 SH       Defined 03              57476
Union Pacific                  COM              907818108    71285  1025537 SH       Sole                   994105             31432
United Technologies            COM              913017109     1623    25000 SH       Sole                    25000
US Bancorp                     COM              902973304     1505    67355 SH       Sole                    67355
Verizon Comm.                  COM              92343v104    54117  1931354 SH       Sole                  1876537             54817
Visa, Inc                      COM              92826c839    21569   304869 SH       Sole                   294220             10649
Wal-Mart Stores                COM              931142103    67922  1412991 SH       Sole                  1371893             41098
Western Gas Partners LP        COM              958254104     5824   262320 SH       Defined 03             262320
Williams Partners LP           COM              96950F104    15024   344439 SH       Sole                   344439
                                                             30113   690350 SH       Defined 02 03          690350
Williams Pipeline Partners LP  COM              96950k103     3693   114251 SH       Defined 03             114251